Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies (Textual)
Total rental expenses for all operating leases	$ 1,418	$ 1,340	$ 1,368
Unrecognized tax benefits and interest	$ 2,121